Revision Of Previously Reported Financial Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Schedule of Condensed Balance Sheets

The AZEK Company Inc. (parent company only)

Condensed Balance Sheets

(In thousands of dollars, except share and per share amounts)

	June 30, 2020	September 30, 2019
ASSETS:
Non-current assets:
Investment in subsidiaries	$1,269,513	$490,023

Total non-current assets	1,269,513	490,023

Total assets	$1,269,513	$490,023

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Total liabilities	$—	$—

Stockholders’ equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	—	—
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	122	75
Class B common stock, $0.001 par value; 100,000,000 shares authorized, 33,068,963 shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	33	33
Additional paid-in capital	1,488,474	652,493
Accumulated deficit	(219,116)	(162,578)

Total stockholders’ equity	1,269,513	490,023

Total liabilities and stockholders’ equity	$1,269,513	$490,023

CPG Newco LLC

(parent company only)

Condensed Balance Sheets

(In thousands)

	As of September 30,
	2019	2018
ASSETS
Non-current assets:
Investment in subsidiaries	$490,023	$505,553

Total non-current assets	490,023	505,553

Total assets	$490,023	$505,553

LIABILITIES AND MEMBER’S EQUITY
Total liabilities	—	—

Member’s equity:
108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	$—	$—
Additional paid-in capital	652,601	648,129
Accumulated deficit	(162,578)	(142,576)

Total member’s equity	490,023	505,553

Total liabilities and member’s equity	$490,023	$505,553

Revision of Prior Period, Error Correction [Member]
Schedule of Condensed Balance Sheets

The following table represents the effect of the revision on the Consolidated Balance Sheet:

	September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Trade receivables, net of allowances	$44,520	$(528)	$43,992
Inventories	111,343	(444)	110,899
Total current assets	249,641	(972)	248,669
Property, plant and equipment, net	175,016	5,805	180,821
Total assets	1,774,347	4,833	1,779,180
Accounts payable	36,405	(528)	35,877
Accrued rebates	19,284	472	19,756
Accrued expenses and other liabilities	33,168	(472)	32,696
Total current liabilities	110,327	(528)	109,799
Finance obligations—less current portion	2,600	5,805	8,405
Total liabilities	1,268,350	5,277	1,273,627
Accumulated deficit	(142,132)	(444)	(142,576)
Total member’s equity	505,997	(444)	505,553
Total liabilities and member’s equity	1,774,347	4,833	1,779,180

Schedule of Condensed Statements of Comprehensive Income (Loss)

The following table represents the effect of the revision on the Consolidated Statement of Comprehensive Income (Loss):

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net sales	$682,666	$(861)	$681,805
Cost of sales	(479,325)	(444)	(479,769)
Gross profit	203,341	(1,305)	202,036
Selling, general and administrative expenses	(145,549)	861	(144,688)
Operating income (loss)	52,819	(444)	52,375
Income (loss) before income taxes	(15,923)	(444)	(16,367)
Net income (loss)	7,189	(444)	6,745
Basic and diluted net income (loss) per common unit	7,189	(444)	6,745
Comprehensive income (loss)	7,189	(444)	6,745

Schedule of Revision Consolidated Statement of Member's Equity

The following table represents the effect of the revision on the Consolidated Statement of Member’s Equity:

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net income (loss)	$7,189	$(444)	$6,745
Balance—September 30, 2018	505,997	(444)	505,553

Schedule of Rrevision on the Consolidated Statement of Cash Flow

The following table represents the effect of the revision on the Consolidated Statement of Cash Flow:

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net income (loss)	$7,189	$(444)	$6,745
Trade receivables	1,859	528	2,387
Inventories	509	444	953
Accounts payable	4,926	(528)	4,398
Supplemental non-cash investing and financing disclosure:
Property, plant and equipment acquired under finance obligations	1,240	5,805	7,045

Parent Company [Member]
Schedule of Condensed Statements of Comprehensive Income (Loss)

The AZEK Company Inc. (parent company only)

Condensed Statements of Comprehensive Income (Loss)

(In thousands of dollars)

	Nine Months Ended June 30,
	2020	2019
Net income (loss) of subsidiaries	$(57,874)	$(19,276)

Net income (loss) of subsidiaries	$(57,874)	$(19,276)

Comprehensive income (loss)	$(57,874)	$(19,276)

CPG Newco LLC

(parent company only)

Condensed Statements of Comprehensive Income (Loss)

(In thousands)

	Years Ended September 30,
	2019	2018
Net income (loss) of subsidiaries	$(20,196)	$6,745

Net income (loss)	$(20,196)	$6,745

Comprehensive income (loss)	$(20,196)	$6,745